Related Party Disclosures - Additional Information (Details) - EUR (€) € in Thousands				1 Months Ended	12 Months Ended
	Mar. 11, 2020	Oct. 16, 2019	May 16, 2019	Jan. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Total remuneration paid					€ 66	€ 0
Purchase of founder share from related party					18
Total consideration					€ 763	0
Amount of convertible loan to equity	€ 85,900	€ 5,500	€ 60,000	€ 1,850
Increase of capital reserve					57,998	50,515
Series B1 Ordinary Shares
Amount of convertible loan to equity						€ 48,500
Loans convertible to equity, shares						271
Series B Ordinary Shares
Amount of convertible loan to equity					€ 85,900
Loans convertible to equity, shares					4,972	4,972
Series B2 Ordinary Shares
Loans convertible to equity, shares					4,853